SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of stock options activities

The following table sets forth the stock options activities of the Plans for the periods presented:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value
	options	price	term (years)	$
Outstanding as of December 31, 2023	14,400,255	$6.75	7.5	$—
Continuing operations:
Granted	17,912,621	$0.78	—	—
Exercised	—	$—	—	—
Forfeited	(8,034,986)	$2.21	—	—
Expired	(3,528,811)	$6.14	—	—
Discontinued operations	(8,666,913)	$6.21
Outstanding as of December 31, 2024 - continuing operations	12,082,166	$1.45	9.1	—
Options vested and exercisable as of December 31, 2024 - continuing operations	1,314,656	$6.91	5.8	$—

Schedule of valuation assumptions used

The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (Finnerty model) to estimate the fair value of the put right using the following assumptions:

Put right liabilities - Series A	As of December 31, 2023
Expected terms (Year)	0.7
Estimated volatility	36.5%
Spot price	$156,707
Probability of triggering event for redemption option	100%

Put right liabilities - Series B	As of December 31, 2023
Expected terms (Year)	0.7
Estimated volatility	33.5%
Spot price	$44,570
Probability of triggering event for redemption option	100%

Schedule of share-based compensation expenses

The total share-based compensation expense related to employees and non-employee directors are reported in the following financial statement line items on the consolidated statements of comprehensive loss:

	Year Ended December 31,
	2024	2023	2022
Research and development expenses	$1,576	$2,884	$3,480
Administrative expenses	(3,525)	7,355	9,669
Equity in loss of affiliate	(674)	682	2,051
Total	$(2,623)	$10,921	$15,200

Restricted share units
SHARE-BASED COMPENSATION
Schedule of non-vested RSU activities

The following is a summary of RSU activities during the year ended December 31, 2024:

		Weighted average
	Number of	grant date
	RSUs	fair value
Unvested as of December 31, 2023	3,488,069	$5.53
Continuing operations:
Granted (1)	8,816,958	0.64
Vested	(1,884,242)	2.21
Forfeited	(3,229,469)	2.10
Discontinued operations	(1,813,900)	5.61
Unvested as of December 31, 2024 - continuing operations	5,377,416	$0.75

(1)
Included in the awards granted during the year ended December 31, 2024, are 4,998,958 RSUs that are subject to service-based vesting conditions (the “Time-based Units”) and which vest over a four-year service period. The remaining 3,818,000 are performance stock unit grants (“PSU”) approved by the Company’s board of directors. 954,500 PSUs are performance related and will be eligible to vest upon the achievement of several progress related metrics, this award was fully vested as of December 31, 2024 (the “Performance-based Units”). The remaining 2,863,500 PSUs will be eligible to vest upon the satisfaction of specified market-based conditions tied to the price of the Company's publicly traded shares at three distinct price threshold levels (the “Market-based Units”). As of December 31, 2024, the 2,863,500 Market-based Units remained outstanding.

Market-based Units
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

The assumptions used to value the Market-based Units issued during the year ended December 31, 2024 were as follows:

December 31, 2024
Fair value of common stock	$0.47
Weighted average expected term (years)	4.2
Weighted average expected volatility	85.0%
Risk-free interest rate	4.4%
Dividend yield	—

Black-Scholes Option Pricing Model
SHARE-BASED COMPENSATION
Schedule of valuation assumptions used

The assumptions used in the models were as follows:

Year Ended December 31,
2024
Weighted average expected term (years)	5.9
Weighted average expected volatility	87.2%
Risk-free interest rate	4.4%
Dividend yield	—

	Year Ended December 31,
	2023	2022
Weighted average expected volatility	59.2%	55.2%
Risk-free interest rate	3.9%	1.9% - 3.5%
Exercise Multiple	2.8	2.8
Time to Maturity	10	10
Dividend yield	—	—